Note 11 - Borrowings - Federal Home Loan Bank Long-term Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
2018, amount		$ 3
2018, weighted interest rate		1.46%
2019, amount	$ 3	$ 3
2019, weighted interest rate	1.86%	1.86%
2020, amount	$ 2	$ 2
2020, weighted interest rate	2.00%	2.00%
2021, amount	$ 3	$ 3
2021, weighted interest rate	2.05%	2.05%
2022, amount	$ 3	$ 3
2022, weighted interest rate	2.18%	2.18%
2023, amount	$ 3	$ 3
2023, weighted interest rate	2.33%	2.33%
2024, amount	$ 1	$ 1
2024, weighted interest rate	2.54%	2.54%
Total FHLB long-term debt, amount	$ 15	$ 18
Total FHLB long-term debt, weighted interest rate	2.12%	2.01%